AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2025
	Principal Amount	Value
Corporate Bonds and Notes - 44.7%
Basic Materials - 2.7%
Air Products and Chemicals, Inc.
2.700%, 05/15/40	$1,900,000	$1,382,883
Avient Corp.
6.250%, 11/01/31[1,2]	1,575,000	1,560,178
Celanese US Holdings LLC
6.800%, 11/15/30[2,3]	2,049,000	2,123,524
Cleveland-Cliffs, Inc.
7.000%, 03/15/32[1,2]	2,000,000	1,919,136
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[1]	2,000,000	1,939,584
Methanex Corp. (Canada)
5.125%, 10/15/27	1,205,000	1,181,438

Total Basic Materials		10,106,743
Communications - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 05/01/32	2,500,000	2,170,146
Cisco Systems, Inc.
5.500%, 01/15/40	1,400,000	1,439,029
Comcast Corp.
4.650%, 02/15/33	1,117,000	1,094,911
Lamar Media Corp.
4.875%, 01/15/29	2,950,000	2,868,438
Verizon Communications, Inc.
5.500%, 02/23/54[2]	1,625,000	1,579,523

Total Communications		9,152,047
Consumer, Cyclical - 7.6%
Advance Auto Parts, Inc.
1.750%, 10/01/27	1,100,000	990,474
Air Canada (Canada)
3.875%, 08/15/26[1]	1,000,000	977,882
Air Canada Pass-Through Trust (Canada)
Series 20-1, C, 10.500%, 07/15/26[1]	1,000,000	1,060,000
Aramark Services, Inc.
5.000%, 02/01/28[1,2]	2,520,000	2,474,095
AutoNation, Inc.
3.850%, 03/01/32	1,600,000	1,443,638
Bath & Body Works, Inc.
6.875%, 11/01/35	940,000	952,178
KB Home
4.800%, 11/15/29[2]	1,222,000	1,165,785
M/I Homes, Inc.
3.950%, 02/15/30[2]	335,000	305,762
4.950%, 02/01/28	1,000,000	970,500
Marriott Ownership Resorts, Inc.
4.750%, 01/15/28[2]	1,600,000	1,523,479
Mattel, Inc.
3.750%, 04/01/29[1]	1,075,000	1,018,652
6.200%, 10/01/40	911,000	902,613
	Principal Amount	Value

MGM Resorts International
6.125%, 09/15/29[2]	$1,000,000	$990,090
Murphy Oil USA, Inc.
4.750%, 09/15/29	1,050,000	1,004,626
Penske Automotive Group, Inc.
3.750%, 06/15/29[2]	1,500,000	1,373,129
PulteGroup, Inc.
6.000%, 02/15/35	2,050,000	2,107,222
Sally Holdings LLC/Sally Capital, Inc.
6.750%, 03/01/32[2]	1,303,000	1,305,457
Toll Brothers Finance Corp.
4.875%, 03/15/27	750,000	750,151
Travel + Leisure Co.
4.625%, 03/01/30[1]	575,000	537,179
6.000%, 04/01/27[3]	475,000	476,030
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	1,898,335	1,913,111
VF Corp.
6.000%, 10/15/33[2]	925,000	884,413
Walmart, Inc.
4.050%, 06/29/48	1,850,000	1,531,953
Yum! Brands, Inc.
3.625%, 03/15/31	1,110,000	994,037

Total Consumer, Cyclical		27,652,456
Consumer, Non-cyclical - 8.2%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,670,000	1,427,994
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	1,900,000	1,750,192
APi Group DE, Inc.
4.125%, 07/15/29[1,2]	1,255,000	1,162,829
Ashtead Capital, Inc.
1.500%, 08/12/26[1]	1,136,000	1,086,603
Centene Corp.
3.375%, 02/15/30	2,670,000	2,414,740
CommonSpirit Health
3.347%, 10/01/29[2]	600,000	565,500
CVS Health Corp.
5.400%, 06/01/29	1,460,000	1,487,470
Elanco Animal Health, Inc.
6.650%, 08/28/28[3]	950,000	961,689
Encompass Health Corp.
4.750%, 02/01/30[2]	1,050,000	1,010,176
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,690,000	1,606,587
HCA, Inc.
3.500%, 09/01/30[2]	3,050,000	2,828,454
Kraft Heinz Foods Co.
4.625%, 10/01/39	2,480,000	2,248,626

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Consumer, Non-cyclical - 8.2% (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[1]	$882,000	$880,709
Sysco Corp.
2.400%, 02/15/30	1,300,000	1,168,897
Teleflex, Inc.
4.250%, 06/01/28[1]	2,045,000	1,950,547
Tenet Healthcare Corp.
4.625%, 06/15/28	1,735,000	1,674,565
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands)
5.125%, 05/09/29[2]	2,300,000	2,247,243
The Campbell's Company
2.375%, 04/24/30	1,580,000	1,411,008
United Rentals North America, Inc.
3.875%, 02/15/31[2]	2,150,000	1,950,861

Total Consumer, Non-cyclical		29,834,690
Financials - 12.4%
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[1]	1,975,000	2,013,897
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,287,790
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,182,830
The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[4,5,6]	2,165,000	2,116,990
The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[4,5,6]	1,773,000	1,753,120
Citigroup, Inc.
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[4,5,6]	825,000	829,905
Series AA, (7.625% to 11/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.211%), 7.625%, 11/15/28[2,4,5,6]	1,278,000	1,329,584
Discover Financial Services
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[4,5]	1,950,000	2,228,881
The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[2,4,5]	1,650,000	1,800,844
(6.850% to 02/10/30 then U.S. Treasury Yield Curve CMT 5 year + 2.461%), 6.850%, 02/10/30[4,5,6]	1,795,000	1,817,432
Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[2,4,5]	1,580,000	1,569,349
	Principal Amount	Value

JPMorgan Chase & Co.
(3.157% to 04/22/41 then SOFR + 1.460%), 3.157%, 04/22/42[4,5]	$2,710,000	$2,023,210
KeyCorp, MTN
4.100%, 04/30/28	1,595,000	1,563,420
M&T Bank Corp.
(7.413% to 10/30/28 then SOFR + 2.800%), 7.413%, 10/30/29[2,4,5]	1,837,000	1,978,987
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[4,5,6]	2,880,000	2,846,232
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	1,548,000	1,528,400
OneMain Finance Corp.
6.625%, 01/15/28	950,000	957,045
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,362,060
SBA Communications Corp.
3.875%, 02/15/27	1,015,000	987,056
SLM Corp.
6.500%, 01/31/30[2]	1,400,000	1,436,540
Starwood Property Trust, Inc.
4.375%, 01/15/27[1]	1,775,000	1,724,979
Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,213,000	2,276,726
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[4,5]	1,400,000	1,443,876
Wells Fargo & Co., MTN
(3.350% to 03/02/32 then SOFR + 1.500%), 3.350%, 03/02/33[4,5]	2,025,000	1,816,875
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[2,4,5,6]	1,462,000	1,561,757

Total Financials		45,437,785
Industrials - 6.5%
Ball Corp.
2.875%, 08/15/30	3,625,000	3,159,615
BWX Technologies, Inc.
4.125%, 06/30/28[1]	1,210,000	1,142,688
Clean Harbors, Inc.
4.875%, 07/15/27[1]	1,270,000	1,252,021
Coherent Corp.
5.000%, 12/15/29[1,2]	2,000,000	1,907,928
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26[2]	1,250,000	1,225,616

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 6.5% (continued)
Graphic Packaging International LLC
3.500%, 03/01/29[1]	$2,600,000	$2,398,002
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	3,568,000	3,667,334
L3Harris Technologies, Inc.
5.050%, 06/01/29	897,000	908,615
Mueller Water Products, Inc.
4.000%, 06/15/29[1]	3,000,000	2,787,112
Owens Corning
7.000%, 12/01/36[3]	1,800,000	2,030,848
Sonoco Products Co.
2.850%, 02/01/32[2]	1,822,000	1,584,745
United Parcel Service, Inc.
6.200%, 01/15/38	1,500,000	1,624,457

Total Industrials		23,688,981
Technology - 3.7%
Dell International LLC/EMC Corp.
8.100%, 07/15/36	972,000	1,159,905
Kyndryl Holdings, Inc.
3.150%, 10/15/31[2]	2,375,000	2,085,540
Microsoft Corp.
2.525%, 06/01/50	2,450,000	1,534,749
MSCI, Inc.
3.250%, 08/15/33[1]	2,015,000	1,736,862
Open Text Holdings, Inc.
4.125%, 02/15/30[1]	1,125,000	1,025,947
Seagate HDD Cayman (Cayman Islands)
4.125%, 01/15/31[2]	1,000,000	907,576
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	2,800,000	2,427,227
Twilio, Inc.
3.625%, 03/15/29	600,000	556,317
3.875%, 03/15/31[2]	2,194,000	1,976,403

Total Technology		13,410,526
Utilities - 1.1%
DPL, Inc.
4.350%, 04/15/29	1,000,000	954,770
Duke Energy Corp.
2.550%, 06/15/31	3,410,000	2,977,871

Total Utilities		3,932,641

Total Corporate Bonds and Notes (Cost $170,961,884)		163,215,869
Asset-Backed Securities - 3.8%
American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	2,145,000	2,149,699
Carmax Auto Owner Trust Series 2025-1, Class A2A 4.630%, 03/15/28	1,547,000	1,549,044
	Principal Amount	Value

Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[1]	$3,050,000	$3,063,107
Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	2,353,000	2,343,379
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	2,206,000	2,179,415
Santander Drive Auto Receivables Trust Series 2022-7, Class B 5.950%, 01/17/28	2,100,000	2,107,620
Toyota Auto Receivables Owner Trust Series 2021-B, Class A4 0.530%, 10/15/26	503,011	498,843

Total Asset-Backed Securities (Cost $13,857,089)		13,891,107
Mortgage-Backed Securities - 3.6%		13,061,228
Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	1,091,905	1,101,860
Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 5.390%, 01/25/44[1,5]	1,305,258	1,302,472
Series 2024-R02, Class 1M1 5.440%, 02/25/44[1,5]	1,029,435	1,027,918

DATA Mortgage Trust Series 2023-CNTR, Class A 5.728%, 08/12/43[1,5]	1,900,000	1,920,299
FREMF Mortgage Trust Series 2016-K53, Class B 4.048%, 03/25/49[1,5]	2,300,000	2,277,001
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,600,949	2,404,928
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,521,386	1,351,442

JP Morgan Mortgage Trust Series 2021-7, Class A6 2.500%, 11/25/51[1,5]	1,807,082	1,675,308

Total Mortgage-Backed Securities (Cost $13,011,166)		13,061,228
Municipal Bonds - 3.7%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,395,000	3,146,394
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,030,000	2,455,465
Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	870,721
JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	3,013,572

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 3.7% (continued)
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	$3,300,000	$3,482,593
Port Authority of New York & New Jersey 6.040%, 12/01/29	550,000	589,735

Total Municipal Bonds (Cost $15,762,389)		13,558,480
U.S. Government and Agency Obligations - 43.2%		157,851,698
Fannie Mae - 18.1%
FNMA
3.500%, 02/01/35 to 02/01/51	28,352,331	26,472,779
4.000%, 07/01/44 to 06/01/49	17,728,726	16,796,774
4.500%, 05/01/48 to 11/01/52	7,122,538	6,944,166
5.000%, 05/01/50	2,306,174	2,305,858
5.500%, 11/01/52 to 07/01/53	8,199,776	8,249,322
6.500%, 02/01/54	4,916,815	5,159,399

Total Fannie Mae		65,928,298
Freddie Mac - 12.1%
FHLMC
2.000%, 03/01/36	6,549,933	5,937,079
3.000%, 04/01/51	12,045,728	10,565,806
3.500%, 02/01/50	7,531,992	6,856,663
4.500%, 10/01/48 to 12/01/48	8,079,833	7,858,571
5.500%, 07/01/53	5,883,719	5,967,427
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	3,981,328	3,721,799
Series 5297, Class DA 5.000%, 12/25/52	1,849,349	1,832,542
Freddie Mac STACR REMIC Trust
Series 2024-DNA1, Class M1 5.690%, 02/25/44[1,5]	1,554,735	1,554,793

Total Freddie Mac		44,294,680
Ginnie Mae - 0.5%
GNMA
Series 2023-111, Class FD (1-month SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 5.344%, 08/20/53[5]	1,863,813	1,863,448
U.S. Treasury Obligations - 12.5%
U.S. Treasury Bonds
1.250%, 05/15/50	5,625,000	2,792,944
1.875%, 02/15/51	9,997,000	5,796,698
2.250%, 05/15/41	15,359,000	11,381,859
2.500%, 02/15/46	2,096,000	1,490,616
3.125%, 05/15/48	10,968,000	8,537,474
3.500%, 02/15/39	1,731,000	1,578,320
3.625%, 02/15/53	6,760,000	5,693,452
3.875%, 02/15/43	4,324,000	3,957,474
5.500%, 08/15/28	1,734,000	1,825,306
	Principal Amount	Value

U.S. Treasury Notes
4.000%, 02/28/30	$2,705,000	$2,711,129

Total U.S. Treasury Obligations		45,765,272

Total U.S. Government and Agency Obligations (Cost $181,019,908)		157,851,698
Short-Term Investments - 5.8%
Joint Repurchase Agreements - 4.8%[7]
Citadel Securities LLC, dated 03/31/25, due 04/01/25, 4.440% total to be received $4,162,136 (collateralized by various U.S. Treasuries, 0.000% - 4.625%, 04/15/25 - 02/15/55, totaling $4,245,379)	4,161,623	4,161,623
Daiwa Capital Markets America, dated 03/31/25, due 04/01/25, 4.370% total to be received $2,609,652 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 04/10/25 - 03/01/55, totaling $2,661,522)	2,609,335	2,609,335
HSBC Securities USA, Inc., dated 03/31/25, due 04/01/25, 4.370% total to be received $1,932,105 (collateralized by various U.S. Government Agency Obligations, 1.470% - 6.500%, 06/01/28 - 02/01/55, totaling $1,970,507)	1,931,870	1,931,870
RBC Dominion Securities, Inc., dated 03/31/25, due 04/01/25, 4.360% total to be received $4,288,314 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.500%, 04/10/25 - 12/15/66, totaling $4,373,551)	4,287,795	4,287,795
State of Wisconsin Investment Board, dated 03/31/25, due 04/01/25, 4.470% total to be received $4,162,140 (collateralized by various U.S. Treasuries, 0.125% - 3.625%, 04/15/26 - 02/15/53, totaling $4,239,226)	4,161,623	4,161,623
TD Securities LLC, dated 03/31/25, due 04/01/25, 4.370% total to be received $350,642 (collateralized by a U.S. Treasury, 4.875%, 10/31/28, totaling $357,611)	350,599	350,599

Total Joint Repurchase Agreements		17,502,845
Repurchase Agreements - 1.0%
Fixed Income Clearing Corp., dated 03/31/25, due 04/01/25, 4.100% total to be received $3,646,415 (collateralized by a U.S. Treasury Note, 4.125%, 11/30/29, totaling $3,719,009)	3,646,000	3,646,000

Total Short-Term Investments (Cost $21,148,845)		21,148,845
Total Investments - 104.8% (Cost $415,761,281)		382,727,227
Other Assets, less Liabilities - (4.8)%		(17,701,679)
Net Assets - 100.0%		$365,025,548

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, the value of these securities amounted to $52,663,185 or 14.4% of net assets.
[2]	Some of these securities, amounting to $31,811,496 or 8.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2025. Rate will reset at a future date.
[5]	Variable rate security. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[6]	Perpetuity Bond. The date shown represents the next call date.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2025:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$163,215,869	—	$163,215,869
Asset-Backed Securities	—	13,891,107	—	13,891,107
Mortgage-Backed Securities	—	13,061,228	—	13,061,228
Municipal Bonds	—	13,558,480	—	13,558,480
U.S. Government and Agency Obligations†	—	157,851,698	—	157,851,698
Short-Term Investments
Joint Repurchase Agreements	—	17,502,845	—	17,502,845
Repurchase Agreements	—	3,646,000	—	3,646,000
Total Investments in Securities	—	$382,727,227	—	$382,727,227

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2025, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$31,811,496	$17,502,845	$15,456,084	$32,958,929
The following table summarizes the securities received as collateral for securities lending at March 31, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	04/30/25-11/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.